ORDINARY SHARE AND SHARE INCENTIVE PLANS - Unvested Restricted Awards (Details) - 2017 Equity Incentive Plan - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares
Total nonvested restricted stock at the beginning of the period (in shares)	1,153	1,306
Granted (in shares)	76	407
Vested (in shares)	(536)	(494)
Forfeited (in shares)	(272)	(66)
Total nonvested restricted stock at the end of the period (in shares)	421	1,153
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share)	$ 2.89	$ 2.77
Granted (in dollars per share)	1.50	3.23
Vested (in dollars per share)	2.77	2.76
Forfeited (in dollars per share)	3.32	3.63
Total nonvested restricted stock at the end of the period (in dollars per share)	$ 3.05	$ 2.89